Leases - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Lessee, Lease, Description [Line Items]
Operating lease extension term	5 years
Operating Lease Option To Extend	options to extend the term of the lease,
Manufacturing Facility [Member]
Lessee, Lease, Description [Line Items]
Operating lease liabilitites	$ 71
Operating lease year of commencement	2023
Use Rights [Member]
Lessee, Lease, Description [Line Items]
Operating lease term	90 years
Maximum [Member]
Lessee, Lease, Description [Line Items]
Operating lease term	10 years
Maximum [Member] | Manufacturing Facility [Member]
Lessee, Lease, Description [Line Items]
Operating lease term	15 years
Minimum [Member]
Lessee, Lease, Description [Line Items]
Operating lease term	1 year
Minimum [Member] | Manufacturing Facility [Member]
Lessee, Lease, Description [Line Items]
Operating lease term	1 year